21. Financial Risks: Schedule of contractual obligations (Tables)	12 Months Ended
Jun. 30, 2024
Tables/Schedules
Schedule of contractual obligations
	Less than 1 year	1 to 3 years	3 to 5 years	Total
	$	$	$	$
Accounts payable and accrued liabilities	689,944	-	-	689,944
Due to related parties	141,144	-	-	141,144
Lease liabilities	31,107	-	-	31,107
Derivative liabilities	305,025	-	-	305,025
Other liabilities	773,891	-	-	773,891
Total	1,941,111	-	-	1,941,111